Short-Term Bank Loans	6 Months Ended
Jun. 30, 2023
Short-Term Bank Loans [Abstract]
Short-term bank loans
7.	Short-term bank loans

The following table presents short-term bank loans from commercial banks as of June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022

China Minsheng Bank Fuzhou Branch	$-	$10,769
Bank of China Fuzhou Jin’an Branch	11,071	11,487
China Merchant Bank Fuzhou Branch	8,996	10,769
Xiamen International Bank Co., Ltd. Fuzhou Branch	6,920	7,179
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,384	1,436
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch	1,384	1,436
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	1,384	1,436
Industrial Bank Fuzhou Huqian Sub Branch	830	861
Industrial Bank Fuzhou Branch	1,370	1,421
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch	830	861
Guangxi Beibu Gulf Bank Nanning Branch	692	-
Total	$34,861	$47,655

As of June 30, 2023 and December 31, 2022, the total short-term bank borrowings balance of the Company was approximately $34.9 million and $47.7 million, respectively. The short-term bank loans outstanding carried a weighted average interest rate of approximately 4.08% and 4.64% per annum for the six months ended June 30, 2023 and 2022, respectively.

China Minsheng Bank Fuzhou Branch

On September 10, 2021 and September 22, 2021, respectively, the Company entered into short-term loan facility agreements with China Minsheng Bank Fuzhou Branch, pursuant to which a facility of up to approximately $5.8 million (RMB37.0 million) and a facility of up to approximately $5.96 million (RMB38.0 million) were made available to the Company, at a fixed interest rate of 4.35% per annum. These short-term loans were collateralized by the real estate property valued at approximately $8.4 million and the land use rights for the property located at Dapu village, Honglu street, Fuqing City, Fuzhou City, Fujian Province, PRC, valued at approximately $1.0 million, owned by the Company and were further guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and his brother, Yongteng Liu.

The $5.8 million (RMB37.0 million) loan matured on September 10, 2022 and the $5.96 million (RMB38.0 million) loan matured on September 22, 2022. The Company made early repayment for the loans of approximately $5.8 million (RMB37.0 million) on July 7, 2022, $2.82 million (RMB18.0 million) on July 14, 2022 and $3.14 million (RMB20.0 million) on July 18, 2022.

After the repayment, the Company obtained additional loans of approximately $5.3 million (RMB37.0 million) on July 7, 2022, $2.6 million (RMB18.0 million) on July 14, 2022 and $2.9 million (RMB20.0 million) on July 18, 2022 at a fixed interest rate of 4% per annum.

The aforementioned loans were repaid on maturity on February 7, February 14 and February 18, 2023. After repayment of the loans of $10.8 million (RMB75 million), the Company obtained the note payable amounted $8.3 million (RMB60.0 million) issued by the same bank on February 17, 2023 and to paid to its suppliers on February 20, 2023. (See Note 6).

Bank of China Fuzhou Jin’an Branch

On June 28, 2021, the Company entered into a short-term loan facility agreement with Bank of China Fuzhou Jin’an Branch pursuant to which a total facility of up to approximately $12.3 million (RMB80.0 million) was made available to the Company at a fixed interest rate of 4.35% per annum. Loans from this facility are collateralized by the real estate property and the land use rights, amounted to approximately $9.8 million in total, for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 1; and (ii) the financing exposure balance shall be no more than approximately $61.3 million (RMB 400,000,000) or 25% of the annual revenue. If the Company fails to meet either of the financial covenants, the total loan facility available will be reduced to approximately $7.7 million (RMB50 million). On July 14, July 21 and August 10, 2021, the Company drew down approximately $2.6 million (RMB17.0 million), $3.1 million (RMB20.0 million) and $4.6 million (RMB30.0 million) loans from this facility, respectively. On March 21, 2022, the Company obtained approximately $1.9 million (RMB13.0 million) under this credit line.

The Company made early repayment for the loans of approximately $2.6 million (RMB17.0 million) on May 18, 2022, $3.0 million (RMB20.0 million) on June 15, 2022 and $4.6 million (RMB30.0 million) on June 7, 2022. After the repayment, the Company obtained additional loans of approximately $2.4 million (RMB 17.0 million) on May 26, 2022, $4.3 million (RMB30.0 million) on June 13, 2022, and $2.9 million (RMB20.0 million) on June 23, 2022, under the same loan facility agreement entered in June 2021.

The aforementioned loan’s maturity dates are March 20, 2023, May 25, 2023, June 12, 2023 and June 22, 2023, respectively. On October 21, 2022, the Company signed supplementary contracts with Bank of China Fuzhou Jin’an Branch to change the interest rate of the loan obtained in May and June 2022, from 4% per annum to 2.5% per annum and benefited from the special refinancing policy for the transportation and logistics industry created by the People’s Bank of China and the Ministry of Transport, and the new interest rate was effective from the date of the contracts. On March 21, 2023, April 24, 2023, May 4, 2023, May 9, 2023, June 9, 2023, June 13, 2023 and June 19, 2023, the Company repaid approximately $1.9 million (RMB13.0 million) and $0.1 million (RMB 1.0 million), $2.3 million (RMB 16.0 million), $0.1 million (RMB1.0 million), $2.8 million (RMB19.0 million), $1.6 million (RMB11.0 million) and $2.8 million (RMB19.0 million) to the bank, respectively..

On March 15, 2023, the Company entered into a short-term loan facility agreement with Bank of China Fuzhou Jin’an Branch pursuant to which a total facility of up to approximately $11.1 million (RMB80.0 million) was made available to the Company. The loan facility term is from March 15, 2023 to September 1, 2023. Loans from this facility are collateralized by the real estate property and the land use rights, amounted to approximately $8.1 million in total, for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province owned by the Company and guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Pursuant to the loan facility agreement, the Company shall meet two financial covenants that: (i) its current ratio shall be no less than 0.85; and (ii) the financing exposure balance shall be no more than approximately $55.4 million (RMB 400,000,000) or 25% of the annual revenue. The unpaid loan balance under the prior loan agreements were transferred to this new loan facility agreement according to the terms stated in the new agreement. On April 7, 2023, May 5, 2023, June 9, 2023 and June 20, 2023, the Company drew down approximately $1.8 million (RMB13.0 million), $2.4 million (RMB17.0 million), $2.8 million (RMB20.0 million) and $4.2 million (RMB30.0 million) under this line at a fixed interest rate of 2.5% per annum.

As of June 30, 2023, loan balance under such short-term loan facility was approximately $11.1 million (RMB80.0 million), fully withdrawn by the Company.

China Merchant Bank Fuzhou Branch

On December 24, 2021, the Company entered into a short-term loan facility agreement with China Merchant Bank Fuzhou Branch to replace a prior agreement with aggregate principal amount of approximately $9.2 million (RMB60.0 million). Pursuant to such new agreement, a total facility of up to an aggregate principal amount of approximately $11.6 million (RMB75.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from December 24, 2021 to December 23, 2022. The short-term loans that may be drawn under this loan facility are collateralized by the real estate property valued at approximately $1.8 million, and the land use rights for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province, valued at approximately $0.9 million, owned by the Company, and are guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and one of the VIE’s subsidiaries. The unpaid loan balance under the prior loan agreement was transferred to this new loan facility agreement according to the terms stated in the new agreement. The unpaid balance of original loan was approximately $9.3 million (RMB60.0 million) at the time of entering new agreement, which consisted of approximately $4.6 million (RMB30.0 million) received on August 3, 2021, $3.1 (RMB20.0 million) received on August 26, 2021 and $1.6 million (RMB10.0 million) received on September 7, 2021.

On January 14 and 21, 2022, approximately $2.3 million (RMB15.0 million) and $2.3 million (RMB15.0 million) were repaid by the Company, which loans were originally obtained in August 3, 2021. On January 14 and 21, 2022, the Company drew down approximately $2.4 million (RMB17.0 million) and $2.2 million (RMB15.0 million) of loans under this loan facility with an interest rate of 4.50% per annum. On December 15, 2022 and December 16, 2022, the Company repaid approximately $2.4 million (RMB17.0 million) and $2.2 million (RMB15.0 million) to the bank, respectively. After the repayments were made, the Company drew down approximately $2.3 million (RMB16.0 million) and $3.0 million (RMB21.0 million) of loans under this loan facility with an interest rate of 4.30% per annum. On June 15, 2023, the Company repaid approximately $5.3 million (RMB37.0 million) to the bank.

On January 28, February 28 and March 17, 2022, approximately $2.3 million (RMB15.0 million), $0.8 million (RMB5.0 million) and $1.5 million (RMB10.0 million) were repaid by the Company, respectively, which were the loans originally obtained in August 26 and September 7, 2021. On February 22, March 8 and April 12, 2022, the Company drew down approximately $1.4 million (RMB10.0 million), $0.7 million (RMB5.0 million) and $1.4 million (RMB10.0 million) of loans, respectively, under this loan facility with an interest rate of 4.50% per annum. On December 19, 2022, the Company repaid approximately $1.4 million (RMB10.0 million), $0.7 million (RMB5.0 million) and $1.4 million (RMB10.0 million) to the bank.

After the repayments were made, the Company drew down approximately $3.6 million (RMB25.0 million) on December 19, 2022 under this loan facility with an interest rate of 4.30% per annum before January 11, 2023, after January 11, 2023, the interest rate was reduced to 4.05% per annum according to the agreement. On December 22, 2022, the Company drew down approximately $1.4 million (RMB10.0 million) of loans under this new loan facility. On June 19, 2023 and June 21, 2023, the Company repaid $3.6 million (RMB25.0 million) and $1.4 million (RMB10.0 million), respectively.

On January 14, 2022, Fujian Shengfeng Logistics Co., Ltd. drew down approximately $1.5 million (RMB10.0 million) of loan with an interest rate of 4.50% per annum. On December 21, 2022, the Company repaid approximately $1.5 million (RMB10.0 million) to the bank.

On January 14, 2022, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.5 million (RMB3.0 million) of loans under this loan facility with an interest rate of 4.50% per annum. On December 21, 2022, the Company repaid approximately $0.5 million (RMB3.0 million) to the bank. After the repayments were made. On December 21, 2022, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.4 million (RMB3.0 million) of loans under this loan facility with an interest rate of 4.30% per annum. On June 19, 2023, Fuqing Shengfeng Logistics Co., Ltd. repaid $0.4 million (RMB3.0 million).

On June 5, 2023, the Company entered into a new short-term loan facility agreement with China Merchant Bank Fuzhou Branch to replace the short-term loan facility agreement signed with China Merchant Bank Fuzhou Branch during fiscal year 2021. Pursuant to such new short-term loan facility agreement, a total facility of up to an aggregate principal amount of approximately $10.4 million (RMB75.0 million) was made available to the Company. The loan facility available for the Company to withdraw from June 5, 2023 to June 4, 2025. The short-term loans that may be drawn under this loan facility are collateralized by the real estate property valued at approximately $1.7 million (RMB12.3 million), and the land use rights for the property located at No. 50, Sun Road, Wangting Town, Xiangcheng District, Suzhou, Jiangsu Province, valued at approximately $0.8 million (RMB6.0 million), owned by the Company, and are guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and one of the VIE’s subsidiaries. The unpaid loan balance under the prior loan agreement was transferred to this new loan facility agreement according to the terms stated in the new agreement.

On June 15, 2023 and June 19, 2023, the Company drew down approximately $5.1 million (RMB37.0 million) and $2.1 million (RMB15.0 million) of loans under this new loan facility with an interest rate of 4.00% per annum, respectively.

On June 19, 2023, the Company drew down approximately $1.8 million (RMB13.0 million) of loans under this loan facility with an interest rate of 3.70% per annum respectively.

As of June 30, 2023, loan balance under such short-term loan facility was approximately $9.0 million (RMB65.0 million) and approximately $1.4 million (RMB 10.0 million) of the remaining credit line was available for the Company to withdraw.

On September 12, 2023, the Company drew down approximately $1.4 million (RMB10.0 million) of loan with an interest rate of 3.70% per annum.

Xiamen International Bank Co., Ltd. Fuzhou Branch

On August 11, 2021, the Company entered into a short-term loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch pursuant to which a total facility of up to approximately $4.3 million (RMB30.0 million) was made available to the Company as a revolving loan facility for a three-year period (From August 13, 2021 to August 13, 2024). On August 19, 2021, the Company drew down approximately $4.3 million (RMB30.0 million) of loan at a fixed interest rate of 5.6% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company., the loan was fully repaid on August 9, 2022. On August 12, 2022, the Company drew down approximately $4.3 million (RMB30.0 million) of loan at a fixed interest rate of 5.6% per annum, On August 12, 2023, the Company fully repaid this loan.

As of June 30, 2023, loan balance under such short-term loan facility was approximately $4.3 million (RMB30.0 million).

On April 8, 2022, the Company entered into a short-term loan facility agreement with Xiamen International Bank Co., Ltd. Fuzhou Branch, pursuant to which a total facility of up to approximately $3.1 million (RMB20.0 million) was made available to the Company as a revolving loan facility for a two-year period from April 8, 2022 to April 8, 2024. On April 15, 2022, the Company drew down approximately $2.9 million (RMB20.0 million) of the loan at a fixed interest rate of 5.5% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. On April 15, 2023, the Company repaid approximately $2.9 million (RMB20.0 million) to the bank. On April 17, 2023, the Company drew down approximately $2.8 million (RMB20.0 million) of the loan at a fixed interest rate of 5.5% per annum.

As of June 30, 2023, loan balance under such short-term loan facility was approximately $2.8 million (RMB20 million).

Haixia Bank of Fujian Fuzhou Jin’an Branch

On April 2, 2021, the Company entered into a loan agreement with Haixia Bank of Fujian Fuzhou Jin’an Branch for a principal amount of approximately $1.5 million (RMB 10.0 million) at a fixed interest rate of 5.5% per annum. On December 14, 2021, the Company made early repayment of approximately $0.75 million (RMB5.0 million) to the bank. On March 28, 2022, the Company made repayment for the rest of the loan.

On June 16, 2022, the Company entered into a new short-term loan agreement with Haixia Bank of Fujian Fuzhou Jin’an Branch for a principal amount of approximately $1.4 million (RMB10.0 million) at a fixed interest rate of 5% per annum. The short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company and the VIE Shengfeng Logistic Group Co., Ltd. In addition, the short-term loan was further collateralized by 26 motor vehicles under one of the VIE’s subsidiaries, Fujian Shengfeng Logistic Co., Ltd. On March 27, 2023, the collateral was changed to 6 motor vehicles under Fuzhou Shengfeng Transportation Co., Ltd.. The Company received the loan proceeds on July 13, 2022 and fully repaid approximately $1.4 million (RMB10.0 million), subsequently, on July 7, 2023.

On September 26, 2023, the Company entered into a short-term facility agreement with Haixia Bank of Fujian Fuzhou Jin’an Branch, pursuant to which a total facility of up to approximately $1.4 million (RMB10.0 million) was made available to the Company. The loan facility is available for the Company to withdraw from September 26, 2023 to September 26, 2024. The loan facility was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company and the VIE Shengfeng Logistic Group Co., Ltd. In addition, the loan facility was further collateralized by 6 motor vehicles under Fuzhou Shengfeng Transportation Co., Ltd. On September 27, 2023, the Company drew down approximately $1.4 million (RMB10.0 million) of the loan at a fixed interest rate of 4.0% per annum.

Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch

In November 2021, the Company entered into a short-term loan agreement with Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch for a principal amount of $1.5 million (RMB10.0 million) at a fixed interest rate of 5.50% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fujian Yunlian Shengfeng Industrial Co. Ltd. The loan has been repaid on November 1, 2022 in full.

After the repayment, the Company entered into a new short-term loan agreement with Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch on November 9, 2022 and drew down the loan on November 9, 2022 for the same amount of the original loan, with the same terms as the previous agreement and the new loan will be matured on November 8, 2023.

Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch

On September 17, 2021, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.5 million (RMB 10.0 million) at a fixed interest rate of 4.65% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Fuqing Shengfeng Logistics Co., Ltd. The loan has been early repaid on August 18, 2022. On August 19, 2022, the Company entered into a new short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for the same amount of the original loan, with the same terms as the previous agreement.

On February 19, 2023, the Company made repayment in full. On February 20, 2023, the Company entered into a new short-term loan agreement with Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch for the same amount of the original loan, with the same terms as the previous agreement and received the proceeds on the same date.

Industrial Bank Fuzhou Huqian Sub-Branch

On March 9, 2021, one of the VIE’s subsidiaries, Fuqing Shengfeng Logistics Co., Ltd., entered into a short-term loan facility agreement with Industrial Bank Fuzhou Huqian Sub-Branch pursuant to which a total facility of up to approximately $1.5 million (RMB10.0 million). On March 26, 2021, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.9 million (RMB6.0 million) of the loan at a fixed interest rate of 3.35% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. On January 20, 2022, Fuqing Shengfeng Logistics Co., Ltd. made repayment in full.

On January 21, 2022, the Company drew down approximately $0.9 million (RMB6.0 million) of the loan at a fixed interest rate of 3.8% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. The new loan matured on January 21, 2023 and was repaid in full on January 28, 2023.

On February 3, 2023, one of the VIE’s subsidiaries, Fuqing Shengfeng Logistics Co., Ltd., entered into a short-term loan facility agreement with Industrial Bank Fuzhou Huqian Sub-Branch pursuant to which a total facility of up to approximately $0.9 million (RMB6.0 million) with repayment date on January 18, 2024. On February 7, 2023, Fuqing Shengfeng Logistics Co., Ltd. drew down approximately $0.8 million (RMB6.0 million) of the loan at a fixed interest rate of 3.7% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE.

As of June 30, 2023, the loan balance under such short-term loan facility was approximately $0.8 million (RMB6.0 million).

Industrial Bank Fuzhou Branch

On March 10, 2021, the Company entered into a loan agreement Industrial Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.5 million (RMB10.0 million) at a fixed interest rate of 4.35% per annum. Approximately $1.4 million (RMB9.0 million) and $0.2 million (RMB1.0 million) were received on March 10, 2021 and March 12, 2021, respectively. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. The loan was scheduled to mature in one year from its date of origination. The loan was subsequently repaid in full on March 17, 2022.

On March 4, 2022, the Company entered into a short-term loan credit line agreement with Industrial Bank Co., Ltd. Fuzhou Branch for a principal amount of approximately $1.4 million (RMB10.0 million) at a fixed interest rate of 4.35% per annum for the period from March 4, 2022 to November 11, 2022, and the Company can withdraw from this credit line during the period. This short-term loan credit line was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company. Approximately $1.3 million (RMB9.0 million) and $0.1 million (RMB1.0 million) were received on March 17, 2022 and March 21, 2022, respectively. The loan was subsequently repaid in full on November 8, 2022. On November 9, 2022, the Company drew down approximately $1.4 million (RMB9.9 million) of loan at a fixed interest rate of 4.2% per annum, which will be matured on November 9, 2023.

As of June 30, 2023, loan balance under such short-term loan facility was approximately $1.4 million (RMB 9.9 million) and RMB 0.1 million of the remaining credit line was available for the Company to withdraw.

China Everbright Bank Co., Ltd Fuzhou Tongpan Branch

On January 19, 2022, Fuqing Shengfeng Logistics Co., Ltd. entered into a short-term loan agreement with China Everbright Bank Co., Ltd. Fuzhou Tongpan Branch for a term of one year in the principal amount of approximately $0.9 million (RMB6.0 million) at a fixed interest rate of 4.6% per annum. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. The loan proceeds in the amount of approximately $0.9 million (RMB6.0 million) were received by the Company on January 19, 2022.

On January 9, 2023, the Company repaid approximately $0.9 million (RMB6.0 million) to the bank.

On January 9, 2023, Fuqing Shengfeng Logistics Co., Ltd. entered into a short-term loan agreement with Fuzhou Tongpan Branch of China Everbright Bank Co., Ltd. in the principal amount of approximately $0.8 million (RMB6 million) at a fixed interest rate of 4.1% per annum due on July 11, 2023. This short-term loan was guaranteed by Yongxu Liu, a shareholder, the CEO and Chairman of the Company, and Shengfeng Logistics, the VIE. The loan proceeds in the amount of approximately $0.8 million (RMB6.0 million) were received by the Company on January 9, 2023. Subsequently on July 7, 2023, Fuqing Shengfeng Logistics Co., Ltd. repaid approximately $0.8 million (RMB6.0 million) to the bank.

Guangxi Beibu Gulf Bank Nanning Branch

On January 17, 2023, one of the VIE’s subsidiaries, Shengfeng Logistics Guangxi Co., Ltd. entered into a short-term loan agreement with Guangxi Beibu Gulf Bank Nanning branch in the principal amount of approximately $0.7 (RMB5.0 million) at a fixed interest rate of 4.16% per annum due on July 14, 2023. This short- term loan was collateralized by a note receivable which amounted to approximately $0.7 (RMB5.3 million). On July 14, 2023, Shengfeng Logistics Guangxi Co., Ltd. fully repaid this loan.

For the six months ended June 30, 2023 and 2022, the interest expenses for the above short-term bank loans totaled approximately $0.8 million and $1.1 million, respectively.

As of June 30, 2023, the Company had an aggregate credit line of approximately $36.3 million (RMB262.0 million) and approximately $34.9 million (RMB251.9 million) was used.